Financial instruments - Summary of Maturities for Financial Liabilities on Undiscounted Basis (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 31,316
2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	4,477
2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,634
2021 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	25,205
Credit Facility
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	27,484
Credit Facility | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,400
Credit Facility | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	1,404
Credit Facility | 2021 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	24,680
Accounts Payable and Accrued Liabilities
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	2,822
Accounts Payable and Accrued Liabilities | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	2,822
Long-term Borrowing
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	824
Long-term Borrowing | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	180
Long-term Borrowing | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	180
Long-term Borrowing | 2021 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	464
Obligation Under Finance Leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	161
Obligation Under Finance Leases | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	69
Obligation Under Finance Leases | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	44
Obligation Under Finance Leases | 2021 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	48
Obligation Under Car Leases
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	25
Obligation Under Car Leases | 2019
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	6
Obligation Under Car Leases | 2020
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	6
Obligation Under Car Leases | 2021 and Later
Disclosure Of Maturity Analysis For Nonderivative Financial Liabilities [Line Items]
Financial liabilities on undiscounted basis ,Total	$ 13